Description of Business and Organization	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

Pingtan Marine Enterprise Ltd. (the “Company” or “PME”), formerly China Growth Equity Investment Limited (“CGEI”), incorporated in the Cayman Islands as an exempted limited liability company, was incorporated as a blank check company on January 18, 2010 with the purpose of directly or indirectly acquiring, business and/or material operations located in the People’s Republic of China (“PRC”). In connection with its initial business combination, in February 2013, CGEI changed its name to Pingtan Marine Enterprise Ltd.

On October 24, 2012, CGEI and China Dredging Group Co., Ltd (“CDGC” or “China Dredging”) entered into a Merger Agreement providing for the combination of CGEI and CDGC and on October 24, 2012, CGEI also acquired all of the outstanding capital shares and other equity interests of Merchant Supreme Co., Ltd. (“Merchant Supreme”), a company incorporated on June 25, 2012, in the British Virgin Islands (“BVI”), as per a Share Purchase Agreement. On February 25, 2013, the merger between the Company, CDGC and Merchant Supreme became effective and has been accounted for as a “reverse merger” and recapitalization since the common shareholders of CDGC and Merchant Supreme (i) owned a majority of the issued and outstanding ordinary shares of the Company immediately following the completion of the transaction, and (ii) have significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity. In accordance with the provision of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-40, CDGC and Merchant Supreme are deemed the accounting acquirers and the Company is the legal acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of the Company. Accordingly, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of CDGC, Merchant Supreme and their subsidiaries and are recorded at the historical cost basis. The Company’s assets, liabilities and results of operations were consolidated with the assets, liabilities, and results of operations of CDGC, Merchant Supreme and their subsidiaries after the acquisition date of February 25, 2013. Following the completion of the business combination which became effective on February 25, 2013, CDGC and Merchant Supreme became the wholly-owned subsidiaries of the Company. The Company’s ordinary shares are listed on The NASDAQ Capital Market under the symbol “PME”.

In order to place increased focus on the fishing business and pursue more effective growth opportunities, the Company decided to exit and sell the specialized dredging services operated by China Dredging. The Company completed the sale of CDGC and its subsidiaries on December 4, 2013.

On February 9, 2015, the Company terminated its existing Variable Interest Entity (“VIE”) agreements, pursuant to an Agreement of Termination dated February 9, 2015, entered into by and among Ms. Honghong Zhuo, Mr. Zhiyan Lin (each a shareholder of Fujian Provincial Pingtan County Ocean Fishing Group Co., Ltd (“Pingtan Fishing”), and together the “Pingtan Fishing’s Shareholders”), Pingtan Fishing and Pingtan Guansheng Ocean Fishing Co., Ltd. (“Pingtan Guansheng”). On February 9, 2015, the Pingtan Fishing’s Shareholders transferred 100% of their equity interest in Pingtan Fishing to Fujian Heyue Marine Fishing Development Co., Ltd. (“Fujian Heyue”), pursuant to an Equity Transfer Agreement dated February 9, 2015, entered into by and among the Pingtan Fishing’s Shareholders, Pingtan Fishing and Fujian Heyue. On February 15, 2015, China Agriculture Industry Development Fund Co., Ltd. (“China Agriculture”) invested RMB400 million (approximately $65 million) into Pingtan Fishing for an 8% equity interest in Pingtan Fishing. After the restructuring transactions described above, Pingtan Fishing and its entities became the 92% equity-owned subsidiaries of the Company and was no longer a VIE.

Details of the Company’s subsidiaries, which are included in these consolidated financial statements as of December 31, 2021, are as follows:

Name of subsidiaries	Place and date of incorporation	Percentage of ownership	Principal activities
Merchant Supreme Co., Ltd. (“Merchant Supreme”)	BVI, June 25, 2012	100% held by PME	Intermediate holding company

Prime Cheer Corporation Ltd. (“Prime Cheer”)	Hong Kong, May 3, 2012	100% held by Merchant Supreme	Intermediate holding company

Pingtan Guansheng Ocean Fishing Co., Ltd. (“Pingtan Guansheng”)	PRC, October 12, 2012	100% held by Prime Cheer	Intermediate holding company

Fujian Heyue Marine Fishing Development Co., Ltd. (“Fujian Heyue”)	PRC, January 27, 2015	100% held by Pingtan Guansheng	Intermediate holding company

Fujian Provincial Pingtan County Fishing Group Co., Ltd. (“Pingtan Fishing”)	PRC, February 27, 1998	92% held by Fujian Heyue	Oceanic fishing

Pingtan Dingxin Fishing Information Consulting Co., Ltd. (“Pingtan Dingxin”)	PRC, October 23, 2012	100% held by Pingtan Fishing	Dormant

Pingtan Yikang Global Fishery Co., Ltd. (“Yikang Fishery”)	PRC, September 14, 2017	100% held by Pingtan Fishing	Dormant

Pingtan Shinsilkroad Fishery Co., Ltd. (“Shinsilkroad Fishery”)	PRC, September 14, 2017	100% held by Pingtan Fishing	Dormant

Fuzhou Howcious Investment Co., Ltd (“Howcious Investment”)	PRC, September 5, 2017	100% held by Pingtan Fishing	Dormant

Pingtan Ocean Fishery Co., Ltd (“Ocean Fishery”)	PRC, July 21, 2017	100% held by Pingtan Fishing	Dormant

Fujian Heyue is in the business of shrimp trading, and through its PRC subsidiary, Pingtan Fishing, engages in ocean fishing with its owned and controlled vessels within the international waters.

The Company meets its day-to-day working capital requirements through cash flow provided by operations, bank loans and related parties’ advances. The Company’s forecasts and projections show that the Company has adequate resources to continue in operational existence to meet its obligations in the twelve months following the date of this filing, considering operations in international waters and consideration of opportunities in new fishing territories. Also, in the recent years, the Company has upgraded 68 fishing vessels and 3 transport vessels and the deployment of these vessels into operation should generate more revenue and cash inflows to the Company. In addition, the Company receives subsidies for modification and rebuilding projects and is reimbursed for certain operating expenses from government entities, as an encouragement of the development of ocean fishing industry.

Considerations related to COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) surfaced in the PRC. In reaction to this outbreak, many provinces and municipalities in the PRC activated the highest Level-I Response to the emergency public health incident. As a result, business activities in the PRC were significantly affected.

Emergency quarantine measures and travel restrictions have had a significant impact on many sectors across the PRC, which has also adversely affected the Company’s operations. To reduce the impact on its production and operation, the Company implemented certain safety measures to allow them to gradually resume work in mid-February. For the employees who left Fuzhou during the Spring Festival holiday and could not return to Fuzhou as scheduled, or those who could only resume work after satisfying the 14-day quarantine requirement, the Company provided paid leave. Since resuming work in mid-February, the Company has been using a shift system and adopted additional health and safety procedures to protect their employees. With these measures, the Company was able to maintain sales and operations from mid-February to mid-March. On March 23, 2020, the Company resumed normal operations and is conducting business as usual with health and safety procedures to protect employees. Management is focused on mitigating the effects of COVID-19 on the Company’s business operations while protecting the employees’ health and safety. The Company will continue to actively monitor the situation and may take further actions that alter the business operations, as may be required by local authorities, or that the Company determines are in the best interests of its employees, customers, partners, suppliers and other stakeholders.

Some of the Company’s customers are fish processing plants that export processed fish products to foreign countries. These customers reduced or postponed their purchases from the Company in the initial stage of the pandemic, but since the middle of the second quarter of 2020, they have adjusted their business strategies in relation to exportation or domestic sales. Because of the reduction or postponement, our unit selling prices decreased, our inventory levels increased and our accounts receivable were not timely paid as anticipated.

The COVID-19 pandemic continues to cause major disruptions to businesses and markets worldwide as the virus spreads or the resurgence in certain jurisdictions. The effects of the pandemic are still evolving, and the ultimate severity and duration and the implications on global economic conditions remains uncertain. For instance, in the first half of 2022, the PRC government at different levels imposed stringent measures including lockdowns of certain cities and districts in light of the resurgence of COVID-19. Therefore, the extent of the impact of the pandemic on the Company’s financial condition and results of operations is still highly uncertain and will depend on future developments, such as the ultimate duration and scope of the outbreak, its impact on the Company’s customers and exporters, how quickly normal economic conditions, operations, and the demand for the Company’s products can resume and whether the pandemic leads to recessionary conditions in the PRC.

While the Company anticipates that its results of operations will continue to be impacted by this pandemic in 2021, the Company is unable to reasonably estimate the extent of the impact on its results of operations, its liquidity or its overall financial position.